Acquisitions and Dispositions - 2013 Acquisitions Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 18, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015	Sep. 30, 2015
Business Acquisition [Line Items]
Goodwill		$ 4,108.3	$ 1,183.1		$ 3,013.7	$ 3,085.2
Unaudited pro forma net loss from continuing operations		$ (429.7)	(409.4)	$ (94.3)
WMS Acquisition
Business Acquisition [Line Items]
Consideration transferred	$ 1,485.9
Goodwill	381.8
Acquisition-related costs expensed	$ 13.7
WMS Acquisition | Depreciation and amortization
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations			(22.2)	(60.9)
WMS Acquisition | Cost of sales
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations			(13.0)
WMS Acquisition | Acquisition-related costs
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations			74.0	2.5
WMS Acquisition | Interest expense
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations			(61.0)	(83.0)
WMS Acquisition | Income tax expense
Business Acquisition [Line Items]
Unaudited pro forma net loss from continuing operations			$ 12.5	$ 33.3